BUSINESS COMBINATIONS - Consideration Transferred for Giant Monkey Robot (Details) - USD ($) $ in Thousands		Oct. 21, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisition-date fair value of total consideration transferred [abstract]
Total consideration paid net of cash and cash equivalents acquired	[1]		$ 69,060	$ 97,300	$ 4,137
Other financial liabilities - current			19,822	8,937
Other financial liabilities - non current			74,376	1,617
Contingent consideration
Acquisition-date fair value of total consideration transferred [abstract]
Other financial liabilities - current			19,729	8,937
Other financial liabilities - non current			73,639	1,617
Giant Monkey Robot
Acquisition-date fair value of total consideration transferred [abstract]
Down payment		$ 5,370
Contingent consideration		4,374
Total consideration paid net of cash and cash equivalents acquired		$ 9,744
Giant Monkey Robot | Contingent consideration
Acquisition-date fair value of total consideration transferred [abstract]
Other financial liabilities - current			2,467	0
Other financial liabilities - non current			$ 1,924	$ 0

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)